[Zurich Kemper Life Letterhead]









Via EDGAR

June 1, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  KILICO Variable Annuity Separate Account of
          Kemper Investors Life Insurance Company
          SEC File Nos. 333-22375 and 811-3199

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 are a prospectus supplement dated June 1, 2000 to the Kemper Destinations Variable Annuity prospectus dated May 1, 2000, and a prospectus supplement dated June 1, 2000 to the Farmers Variable Annuity I prospectus dated May 1, 2000. Please note that these supplements will be used only with prospectuses in the State of California.

Please call the undersigned at 847-969-3524 if there are any questions.

Yours truly,

/s/ Juanita M. Thomas

Juanita M. Thomas
Assistant General Counsel

Enclosures

JMT/sb

                       SUPPLEMENT DATED JUNE 1, 2000
                    TO PROSPECTUS DATED MAY 1, 2000 FOR
------------------------------------------------------------------------------
            INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                    ADJUSTED DEFERRED ANNUITY CONTRACTS
------------------------------------------------------------------------------

                            KEMPER DESTINATIONS
                                 Issued By
                  KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement is to notify prospective purchasers of the Kemper Destinations Contract that certain variations apply if you purchase your Contract in the State of California. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective June 1, 2000, we will no longer offer our Guaranteed Retirement Income Benefit ("GRIB") rider on Contracts issued in California. We are suspending the offer of the GRIB rider to comply with a directive from the California Department of Insurance (the "Department") while the Department conducts a general study of Guaranteed Minimum Income Benefit and Guaranteed Minimum Accumulation Benefit riders ("Living Benefit Provisions"), such as our GRIB rider. Other insurers are also affected by this directive.

We will continue to issue GRIB riders on Contract applications signed prior to May 31, 2000, provided that we receive the application no later than June 30, 2000. The validity of existing GRIB riders is not affected by the Department's action.

Once the Department completes its study and takes any resulting regulatory action, we may recommence selling a GRIB rider in California. Accordingly, if the GRIB rider is unavailable when you purchase your Contract, we may contact you with an offer to add a GRIB rider to your Contract. However, the terms of the new GRIB rider may differ from those described in the current Prospectus, in order to comply with the Department's requirements.

Please contact your agent or representative for more information.

For use in California only.

                       SUPPLEMENT DATED JUNE 1, 2000
                    TO PROSPECTUS DATED MAY 1, 2000 FOR
------------------------------------------------------------------------------
            INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                    ADJUSTED DEFERRED ANNUITY CONTRACTS
------------------------------------------------------------------------------

                         FARMERS VARIABLE ANNUITY I
                                 Issued By
                  KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement is to notify prospective purchasers of the Farmers Variable Annuity I Contract that certain variations apply if you purchase your Contract in the State of California. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective June 1, 2000, we will no longer offer our Guaranteed Retirement Income Benefit ("GRIB") rider on Contracts issued in California. We are suspending the offer of the GRIB rider to comply with a directive from the California Department of Insurance (the "Department") while the Department conducts a general study of Guaranteed Minimum Income Benefit and Guaranteed Minimum Accumulation Benefit riders ("Living Benefit Provisions"), such as our GRIB rider. Other insurers are also affected by this directive.

We will continue to issue GRIB riders on Contract applications signed prior to May 31, 2000, provided that we receive the application no later than June 30, 2000. The validity of existing GRIB riders is not affected by the Department's action.

Once the Department completes its study and takes any resulting regulatory action, we may recommence selling a GRIB rider in California. Accordingly, if the GRIB rider is unavailable when you purchase your Contract, we may contact you with an offer to add a GRIB rider to your Contract. However, the terms of the new GRIB rider may differ from those described in the current Prospectus, in order to comply with the Department's requirements.

Please contact your agent or representative for more information.

For use in California only.